Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Borrowing costs capitalised				€ 1.8
Net gain on refinancing	€ 0.0		€ 4.1	€ 10.3	€ 0.0	€ 14.4
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 582.1				€ 582.1		$ 686.1
Interest rate	2.50%				2.50%		2.50%
Repayments of non-current borrowings	€ 5.9	$ 6.9
Repayments Of Non-current Borrowings - percentage of original issued notional	1.00%				1.00%		1.00%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 553.2				€ 553.2
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 130.0				€ 130.0
Interest rate	2.75%				2.75%		2.75%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 2,049.7		2,121.8		€ 2,049.7
Carrying value	2,011.4		2,083.3		2,011.4
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.0		0.0		0.0
Carrying value	(29.1)		(32.6)		(29.1)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,240.3		1,315.7		1,240.3
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,267.0		1,353.6		1,267.0
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.2		0.2		0.2
Carrying value	0.2		0.2		0.2
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	800.0		800.0		800.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 782.5		€ 768.0		€ 782.5